Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
May 01, 2012
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class A Shares
Bar Chart Table:
Annual Return 2002	2.76%
Annual Return 2003	34.93%
Annual Return 2004	30.76%
Annual Return 2005	6.98%
Annual Return 2006	33.45%
Annual Return 2007	(17.59%)
Annual Return 2008	(34.80%)
Annual Return 2009	26.86%
Annual Return 2010	26.04%
Annual Return 2011	6.59%
(Columbia Real Estate Equity Fund - Z) | Class Z Shares
Bar Chart Table:
Annual Return 2002	3.12%
Annual Return 2003	35.47%
Annual Return 2004	31.08%
Annual Return 2005	7.25%
Annual Return 2006	33.81%
Annual Return 2007	(17.38%)
Annual Return 2008	(34.66%)
Annual Return 2009	27.27%
Annual Return 2010	26.29%
Annual Return 2011	6.73%